Average Annual Total Returns - Victory Sycamore Established Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Life of Class	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Life of Class		Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I Life of Class	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R Life of Class	Class R After Taxes on Distributions 1 Year	Class R After Taxes on Distributions 5 Years	Class R After Taxes on Distributions 10 Years	Class R After Taxes on Distributions Life of Class	Class R After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R After Taxes on Distributions and Sale of Fund Shares 5 Years	Class R After Taxes on Distributions and Sale of Fund Shares 10 Years	Class R After Taxes on Distributions and Sale of Fund Shares Life of Class	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y Life of Class		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	1.61%	10.31%	10.75%		5.96%			11.94%	[1]	8.12%	11.97%	11.78%		7.57%	11.41%	11.21%		6.17%	10.10%	9.62%		5.27%	8.88%	8.86%		8.16%	12.02%		10.55%	[1]	8.10%	11.95%		12.25%	[1]	4.96%	9.73%	10.49%

[1]	Inception dates of Class C, Class R6 and Class Y shares are March 1, 2016, March 4, 2014 and January 28, 2013, respectively.